Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share (Parentheticals)	11 Months Ended
Dec. 31, 2021 $ / shares shares
Class A Ordinary Shares [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share (Parentheticals) [Line Items]
Diluted weighted-average shares outstanding | shares	9,322,714
Diluted net loss per share | $ / shares	$ (0.02)
Class B Ordinary Shares [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share (Parentheticals) [Line Items]
Diluted weighted-average shares outstanding | shares	7,485,546
Diluted net loss per share | $ / shares	$ (0.02)